SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2019
SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Supplemental Disclosure to Consolidated Statements of Cash Flows
	Years ended
	2019	2018	2017
	(Dollars in thousands)
Cash paid during the year for:
Interest	$126,659	$126,648	$113,710
Taxes	787	4,163	2,155
Noncash Activities:
Security deposits applied to rent receivables and maintenance payment liability	3,224	1	2,045
Maintenance payment liability applied to rent receivables, maintenance rights, and other liabilities	9,133	25,837	68
Other liabilities applied to security deposits, maintenance payment liability and rent receivables	5,016	5,520	676
Noncash investing activities:
Aircraft improvement	7,143	10,870	192
Noncash activities in connection with purchase of flight equipment	34,925	79,727	3,979
Noncash activities in connection with sale of flight equipment	20,480	2,648	—